EQUITY (Details) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Common stock
Ordinary shares, issued	947		947	947	944
Purchase of treasury shares			$ 497,000,000		$ 1,161,000,000	$ 899,000,000
Treasury Stock Shares Acquired			12.8	12.8	28.1	19.6
Stock Repurchase Program, Authorized Amount	1,330,000,000	3,000,000,000
Treasury stock
Treasury stock, value			(497,000,000)		(1,161,000,000)	(901,000,000)
Retained earnings
Dividends declared and paid			$ 1.28		$ 1.03	$ 0.89
Additional dividends declared				1.21
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment, net of tax	151,000,000	(455,000,000)	151,000,000		175,000,000	(455,000,000)
Unrealized gain (loss) from available-for-sale securities, net of tax	5,000,000	(72,000,000)	5,000,000		(7,000,000)	(72,000,000)
Unrealized loss from cash flow hedge	(197,000,000)	(30,000,000)	(197,000,000)		(93,000,000)	(30,000,000)
Accumulatedothercomprehensiveincomelossotheradjustments	(50,000,000)	(32,000,000)	(50,000,000)		(92,000,000)	(32,000,000)
Comprehensive income attributable to Teva	$ (91,000,000)	$ (589,000,000)	$ (91,000,000)		$ (17,000,000)	$ (589,000,000)